SHARE CAPITAL	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
SHARE CAPITAL

NOTE 10 – SHARE CAPITAL

The Company is authorized to issue 600,000,000 shares of its $0.001 par value common stock and 10,000,000 shares of its $0.001 par value preferred stock.

Common stock and preferred stock

For the month of February 2022 the following transactions occurred: On February 3, 2022, multiple Series B Convertible Preferred stockholders converted 201,358 shares of their Series B Convertible preferred stock to 10,068 shares of common stock of the Company. On February 3, 2022, the Company converted two outstanding notes into 7,443 shares of common stock of the Company. On February 10, 2022, the Company received an equity investment of $10,500,000 to purchase 101,205 shares of the Company’s common stock through a registered public offering at $103.75 per share.

For the month of July 2022 the following transactions occurred: On July 12, 2022, we entered into a PIPE transaction with Armistice Capital Master Fund Ltd. for the purchase and sale of $12,887,976.31 of securities, consisting of (i) 20,372 shares of common stock at $27.75 per share, (ii) prefunded warrants (the “Prefunded Warrants”) that are exercisable into 448,096 shares of common stock (the “Prefunded Warrant Shares”) at $27.50 per Prefunded Warrant, and (iii) immediately exercisable warrants to purchase up to 936,937 shares of common stock at an initial exercise price of $21.50 per share and will expire five years from the date of issuance.

For the month of August 2022 the following transactions occurred: On August 22, 2022, 4,000 shares of common stock were issued in return for services as a component of a February 2022 services agreement. During the month of August 2022, Armistice Capital Master Fund Ltd. exercised 17,618 Prefunded Warrants. Along with the exercise notice and payment of $4,404.41, 17,618 shares of common stock were issued.

For the month of September 2022 the following transactions occurred: During the month of September 2022, Armistice Capital Master Fund Ltd. exercised 107,318 Prefunded Warrants. Along with several exercise notices and payments totaling $26,829.60, 107,318 shares of common stock were issued.

For the month of October 2022 the following transactions occurred: During the month of October 2022, Armistice Capital Master Fund Ltd. exercised 323,160 Prefunded Warrants. Along with several exercise notices and payments totaling $80,790.00, 323,160 shares of common stock were issued.

For the month of November 2022 the following transactions occurred: During the month of November 2022, Calvary Fund exercised 15,099 Calvary Warrants (see Note 11 – Warrants and Options). Along with an exercise notice and payment totaling $3,774.84, 15,099 shares of common stock were issued.

For the three months ended March 31, 2023 the following transactions occurred: None with respect to common stock, preferred stock or warrant conversions.

At March 31, 2023 and December 31, 2022, there were 677,221 and 677,221 shares of common stock issued and outstanding, respectively; and 75,143 and 75,143 shares of Series B preferred stock issued and outstanding, respectively, and 100,000 and 100,000 shares of its Series A preferred stock issued and outstanding, respectively.

NOTE 10 – SHARE CAPITAL

The Company is authorized to issue 600,000,000 shares of its $0.001 par value common stock and 10,000,000 shares of its $0.001 par value preferred stock.

Common and Preferred stock

For the month of January 2021 the following transactions occurred: On January 5, 2021, the Company issued 155 shares of common stock of the Company valued at $120.00 per share as an interest payment on an outstanding note payable. On January 12, 2021, the Company received an equity investment of $50,000 to purchase 417 shares of the Company’s common stock by subscription agreement at $120.00 per share.

For the month of March 2021 the following transactions occurred: The Company entered into a one-year promissory note dated March 4, 2021 in the amount of $50,000. The Company will pay monthly interest payments at 12% per annum to the holder of the note. As a component of the note we issued 300 shares of common stock to the note holder. On March 5, 2021 the Company received an equity investment of $100,000, to purchase 833 shares of the Company’s common stock by subscription agreement at $120.00 per share. On March 10, 2021, the Company issued 140 shares of common stock to pay interest on an outstanding note. On March 10, 2021, the Company issued 155 shares of common stock to pay interest on an outstanding note. On March 10, 2021, the Company issued 160 shares of common stock of the Company valued at $120.00 per share as payment for services rendered.

For the month of April 2021 the following transactions occurred: On April 9, 2021, in connection with a $1,000,000 bridge loan, the Company issued Ronald A. Smith, our Chief Operating Officer, a warrant to purchase 1,000 shares of the Company’s common stock at an exercise price of $200.00 per share with a five-year term. On April 9, 2021, the Company entered into two employment agreements with recently appointed officers, whereby it agreed to issue 4,375 shares of common stock to such officers. In addition, the Company entered into amendments to the current employment agreements with its Chief Executive Officer and President, whereby it agreed to issue 4,000 shares of its common stock. On April 20, 2021, the Company issued 75 shares of common stock in return for services rendered. On April 22, 2021, the Company entered into a settlement agreement with a current debt holder, whereby the Company agreed to repay the $151,688 balance owing on the note owed with a cash payment of $50,000 and the issuance of 1,000 shares of common stock, with a stated value of $100,688.

For the month of June 2021 the following transactions occurred: On June 11, 2021, the Company sold 10,000 units at $7 per unit consisting of 10,000 shares of Series B preferred stock and 500 three-year warrants to purchase 1 share of common stock per warrant at $200.00 to an accredited investor. On June 14, 2021, the Company sold 5,000 units at $7 per unit consisting of 5,000 shares of Series B preferred stock and 250 three-year warrants to purchase 1 share of common stock per warrant at $200.00 to an accredited investor. On June 14, 2021, a holder of various outstanding notes converted outstanding principal and interest to 42,658 units at $7 per unit consisting of 42,658 shares of Series B Preferred Stock and 2,133 three-year warrants to purchase 1 share of common stock per warrant at $200.00. On June 15, 2021, a holder of various outstanding notes converted outstanding principal and interest to 57,143 units at $7 per unit consisting of 57,143 shares of Series B preferred stock and 2,857 three-year warrants to purchase 1 share of common stock per warrant at $200.00. On June 15, 2021, a holder of an outstanding note converted outstanding principal and interest to 75,143 units at $7 per unit consisting of 75,143 shares of Series B preferred stock and 3,757 three-year warrants to purchase 1 share of common stock per warrant at $200.00. On June 18, 2021, the Company sold 28,572 units at $7 per unit consisting of 28,572 shares of Series B preferred stock and 1,429 three-year warrants to purchase 1 share of common stock per warrant at $200.00 to an accredited investor. On June 21, 2021, a holder of an outstanding note converted a portion of outstanding principal to 50,000 units at $7 per unit consisting of 50,000 shares of Series B preferred stock and 2,500 three-year warrants to purchase 1 share of common stock per warrant at $200.00. On June 28, 2021, the Company sold 5,000 units at $7 per unit consisting of 5,000 shares of Series B preferred stock and 250 three-year warrants to purchase 1 share of common stock per warrant at $200.00 to an accredited investor. On June 29, 2021, a holder of an outstanding note converted outstanding principal and interest to 16,000 units at $7 per unit consisting of 16,000 shares of Series B preferred stock and 800 three-year warrants to purchase 1 share of common stock per warrant at $200.00. On June 29, 2021, a holder of an outstanding note converted outstanding principal and interest to 8,000 units at $7 per unit consisting of 8,000 shares of Series B preferred stock and 400 three-year warrants to purchase 1 share of common stock per warrant at $200.00. On June 30, 2021, the Company sold 15,000 units at $7 per unit consisting of 15,000 shares of Series B preferred stock and 750 three-year warrants to purchase 1 share of common stock per warrant at $200.00 to an accredited investor. On June 30, 2021, the Company sold 7,143 units at $7 per unit consisting of 7,143 shares of Series B preferred stock and 357 three-year warrants to purchase 1 share of common stock per warrant at $200.00 to an accredited investor.

For the month of July 2021 the following transactions occurred: On July 21, 2021, the Company issued 610 shares of common stock as interest payments on an outstanding note. On July 22, 2021, the Company issued 650 shares of common stock as a component of a note payable. On July 26, 2021, the Company filed a Certificate of Designation and Amendment with the Nevada Secretary of State to increase the number of shares constituting the Series B Convertible preferred stock from 250,000 to 350,000. On July 26, 2021, the Company sold 7,500 units at $7 per unit consisting of 7,500 shares of Series B preferred stock and 375 three-year warrants to purchase 1 share of common stock per warrant at $200.00 to an accredited investor by subscription agreement. On July 29, 2021, the Company issued 400 shares of common stock as a conversion of Series B preferred stock. On July 30, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 377 shares of common stock to Rocco LaVista, our VP of Business Development, for services.

For the month of August 2021 the following transactions occurred: On August 3, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 377 shares of common stock to Charles A. Ross, Jr., our CEO, for services. On August 4, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 377 shares of common stock to Doug E. Grau, our President, for services. On August 12, 2021, the Company issued 155 shares of common stock as an interest payment on an outstanding note. On August 18, 2021, the Company issued 2,133 shares of common stock upon conversion of 42,658 shares of Series B preferred stock.

For the month of September 2021 the following transactions occurred: On September 3, 2021, the Company issued 17 shares of common stock as a component of a note. On September 8, 2021, the Company issued 155 shares of common stock as an interest payment on an outstanding note. On September 21, 2021, the Company issued 50 shares of common stock as a component of a note. On September 21, 2021, the Company issued 250 shares of common stock as a component of a note. On September 30, 2021, the Company issued 63 shares of common stock as a component of a note extension. On September 30, 2021, the Company issued 150 shares of common stock as an interest payment on an outstanding note. On September 30, 2021, the Company issued 1,380 shares of common stock as an interest payment on outstanding notes.

For the month of October 2021 the following transactions occurred: On October 25, 2021, the Company issued 536 shares of common stock and 536 three-year warrants to purchase common stock for $200.00 for an investment of $75,000 by an accredited investor. On October 29, 2021, the Company issued 590 shares of common stock as an interest payment on an outstanding note. On October 29, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 250 shares of common stock to a legal consultant of the Company for services. On October 29, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 250 shares of common stock to a financial consultant of the Company for services.

For the month of December 2021 the following transactions occurred: On December 2, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 250 shares of common stock to a consultant of the Company for services. On December 2, 2021, the Company issued 1,765 shares of common stock as interest payments on outstanding notes. On December 2, 2021, the Company issued 755 shares of common stock to convert three outstanding notes to equity. On December 2, 2021, the Company issued 948 shares of common stock as a conversion of Series B Preferred stock. On December 2, 2021, the Company issued 50 shares of common stock in return for services.

For the month of February 2022 the following transactions occurred: On February 3, 2022, multiple Series B Convertible Preferred stockholders converted 201,358 shares of their Series B Convertible preferred stock to 10,068 shares of common stock of the Company. On February 3, 2022, the Company converted two outstanding notes into 7,443 shares of common stock of the Company. On February 10, 2022, the Company received an equity investment of $10,500,000 to purchase 101,205 shares of the Company’s common stock through a registered public offering at $103.75 per share.

For the month of July 2022 the following transactions occurred: On July 12, 2022, we entered into a PIPE transaction with Armistice Capital Master Fund Ltd. for the purchase and sale of $12,887,976.31 of securities, consisting of (i) 20,372 shares of common stock at $27.75 per share, (ii) prefunded warrants (the “Prefunded Warrants”) that are exercisable into 448,096 shares of common stock (the “Prefunded Warrant Shares”) at $27.50 per Prefunded Warrant, and (iii) immediately exercisable warrants to purchase up to 936,937 shares of common stock at an initial exercise price of $21.50 per share and will expire five years from the date of issuance.

For the month of August 2022 the following transactions occurred: On August 22, 2022, 4,000 shares of common stock were issued in return for services as a component of a February 2022 services agreement. During the month of August 2022, Armistice Capital Master Fund Ltd. exercised 17,618 Prefunded Warrants. Along with the exercise notice and payment of $4,404.41, 17,618 shares of common stock were issued.

For the month of September 2022 the following transactions occurred: During the month of September 2022, Armistice Capital Master Fund Ltd. exercised 107,318 Prefunded Warrants. Along with several exercise notices and payments totaling $26,829.60, 107,318 shares of common stock were issued.

For the month of October 2022 the following transactions occurred: During the month of October 2022, Armistice Capital Master Fund Ltd. exercised 323,160 Prefunded Warrants. Along with several exercise notices and payments totaling $80,790.00, 323,160 shares of common stock were issued.

For the month of November 2022 the following transactions occurred: During the month of November 2022, Calvary Fund exercised 15,099 Calvary Warrants (see Note 11 – Warrants and Options). Along with an exercise notice and payment totaling $3,774.84, 15,099 shares of common stock were issued.

At December 31, 2022 and December 31, 2021, there were 677,221 and 63,895 shares of common stock issued and outstanding, respectively; and 75,143 and 276,501 shares of Series B preferred stock issued and outstanding, respectively, and 100,000 and 100,000 shares of its Series A preferred stock issued and outstanding, respectively.